Balance Sheet Components - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,661	$ 3,458
Less: Accumulated depreciation and amortization	(2,473)	(2,041)
Property and equipment, net	1,188	1,417
Depreciation expense	$ 431	451	$ 624
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Property and equipment, gross	$ 960	960
Computers, software and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Property and equipment, gross	$ 1,423	1,220
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,278	$ 1,278